Schedule of investments
Delaware Floating Rate Fund	April 30, 2023 (Unaudited)
	Principal amount°	Value (US $)
Collateralized Debt Obligations — 0.83%
Madison Park Funding LX Series 2022-60A A1 144A 6.819% (TSFR03M + 2.20%, Floor 2.20%) 10/25/35 #, •	5,000,000	$ 5,007,820
Total Collateralized Debt Obligations (cost $5,000,000)		5,007,820

Convertible Bond — 0.10%
New Cotai 5.00% exercise price $100.00, maturity date 2/2/27 =	222,415	624,477
Total Convertible Bond (cost $213,498)		624,477

Corporate Bonds — 4.21%
Auto Parts & Equipment — 0.17%
Clarios Global 144A 8.50% 5/15/27 #	1,000,000	1,007,722
		1,007,722
Banking — 0.00%
SVB Financial Group 4.10% 2/15/31 μ, ‡, ψ	75,000	5,709
		5,709
Capital Goods — 0.42%
AerCap Holdings 5.875% 10/10/79 μ	150,000	139,351
TransDigm 4.625% 1/15/29	1,625,000	1,472,656
United Rentals North America 3.875% 2/15/31	1,000,000	881,084
		2,493,091
Communications — 0.98%
Altice France 144A 5.50% 10/15/29 #	1,500,000	1,124,221
CCO Holdings 144A 4.50% 8/15/30 #	1,000,000	840,799
CMG Media 144A 8.875% 12/15/27 #	417,000	323,813
Consolidated Communications
144A 5.00% 10/1/28 #	1,000,000	734,100
144A 6.50% 10/1/28 #	1,000,000	782,500

Directv Financing 144A 5.875% 8/15/27 #	500,000	439,335
Gray Escrow II 144A 5.375% 11/15/31 #	500,000	321,015
Sirius XM Radio 144A 4.125% 7/1/30 #	1,625,000	1,305,213
		5,870,996
Energy — 0.29%
Hilcorp Energy I
144A 6.00% 2/1/31 #	305,000	282,239
144A 6.25% 4/15/32 #	698,000	653,247

NQ-GA [4/23] 6/23 (2965282)    1

Schedule of investments
Delaware Floating Rate Fund   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)

Occidental Petroleum 4.40% 8/15/49	1,000,000	$ 787,420
		1,722,906
Financial Services — 0.14%
Castlelake Aviation Finance DAC 144A 5.00% 4/15/27 #	475,000	420,551
Ford Motor Credit 2.90% 2/16/28	500,000	433,450
		854,001
Healthcare — 0.41%
CHS 144A 5.25% 5/15/30 #	1,000,000	834,399
DaVita 144A 4.625% 6/1/30 #	1,000,000	871,969
Hadrian Merger Sub 144A 8.50% 5/1/26 #	122,000	104,767
Medline Borrower 144A 3.875% 4/1/29 #	500,000	437,927
Surgery Center Holdings 144A 10.00% 4/15/27 #	206,000	211,428
		2,460,490
Insurance — 0.45%
Jones Deslauriers Insurance Management
144A 8.50% 3/15/30 #	2,000,000	2,025,620
144A 10.50% 12/15/30 #	670,000	681,608
		2,707,228
Leisure — 0.55%
Carnival
144A 5.75% 3/1/27 #	80,000	65,928
144A 6.00% 5/1/29 #	470,000	369,326
144A 7.625% 3/1/26 #	1,230,000	1,126,028

Royal Caribbean Cruises 144A 5.50% 4/1/28 #	2,000,000	1,765,481
		3,326,763
Materials — 0.23%
Novelis 144A 3.25% 11/15/26 #	1,500,000	1,374,838
		1,374,838
Technology — 0.25%
Boxer Parent 144A 9.125% 3/1/26 #	1,500,000	1,469,023
		1,469,023
Utilities — 0.32%
Calpine 144A 5.00% 2/1/31 #	1,725,000	1,455,198
Vistra 144A 7.00% 12/15/26 #, μ, ψ	550,000	493,819
		1,949,017
Total Corporate Bonds (cost $25,815,791)		25,241,784

2    NQ-GA [4/23] 6/23 (2965282)

(Unaudited)
	Principalamount°	Value (US $)

Municipal Bonds — 0.07%
GDB Debt Recovery Authority of Puerto Rico 7.50% 8/20/40	507,956	$ 422,873
Total Municipal Bonds (cost $481,405)		422,873

Loan Agreements — 91.24%
Advantage Sales & Marketing Tranche B-1 9.719% (LIBOR03M + 4.50%) 10/28/27 •	2,116,878	1,816,546
Air Canada 8.369% (LIBOR03M + 3.50%) 8/11/28 •	6,608,831	6,605,732
Amentum Government Services Holdings Tranche 3 8.764% - 9.033% (SOFR03M + 4.00%) 2/15/29 •	2,579,828	2,489,534
American Airlines
TBD 4/20/28 X	2,920,000	2,944,820
8.154% (SOFR03M + 3.18%) 2/15/28 •	3,920,000	3,820,530
10.00% (LIBOR03M + 4.75%) 4/20/28 •	3,500,000	3,529,750
AmWINS Group
7.275% (LIBOR01M + 2.25%) 2/19/28 •	3,252,734	3,228,137
7.832% (SOFR01M + 2.85%) 2/19/28 •	4,598,475	4,583,148

Amynta Agency Borrower 9.99% (SOFR03M + 5.10%) 2/28/28 •	8,635,000	8,397,537
Applied Systems 2nd Lien 11.65% (SOFR03M + 6.75%) 9/17/27 •	12,011,557	12,056,600
AssuredPartners
8.525% (LIBOR01M + 3.50%) 2/12/27 •	1,232,423	1,213,552
8.525% (LIBOR01M + 3.50%) 2/12/27 •	3,589,591	3,545,467
9.232% (SOFR01M + 4.25%) 2/13/27 •	975,100	974,369

Bausch & Lomb 8.457% (SOFR03M + 3.25%) 5/10/27 •	5,676,922	5,533,421
Bausch Health 10.24% (SOFR01M + 5.35%) 2/1/27 •	4,548,543	3,677,010
Berry Global Tranche Z 6.64% (LIBOR01M + 1.75%) 7/1/26 •	2,927,333	2,925,161
BMC Software 8.775% (LIBOR01M + 3.75%) 10/2/25 •	10,666,876	10,547,353
BMC Software 2nd Lien 10.524% (LIBOR01M + 5.50%) 2/27/26 •	10,216,427	9,909,934
Caesars Entertainment Tranche B 8.332% (SOFR01M + 3.35%) 2/6/30 •	3,925,000	3,920,443
Calpine
7.03% (LIBOR01M + 2.00%) 4/5/26 •	6,695,173	6,679,198
7.53% (LIBOR01M + 2.50%) 12/16/27 •	3,464,557	3,456,485

NQ-GA [4/23] 6/23 (2965282)    3

Schedule of investments
Delaware Floating Rate Fund   (Unaudited)
	Principalamount°	Value (US $)

Loan Agreements (continued)

Camelot US Acquisition 8.025% (LIBOR01M + 3.00%) 10/30/26 •	47,199	$ 47,217
Camelot US Acquisition l 8.025% (LIBOR01M + 3.00%) 10/30/26 •	738,164	738,626
Carnival Tranche B
8.025% (LIBOR01M + 3.00%) 6/30/25 •	2,149,023	2,140,964
8.275% (LIBOR01M + 3.25%) 10/18/28 •	8,113,748	7,995,425
Castlelake Aviation One Designated Activity
7.616% (LIBOR03M + 2.75%) 10/22/26 •	3,023,332	2,999,145
7.783% (SOFR03M + 2.75%) 10/22/27 •	2,937,637	2,906,425

Charter Communications Operating Tranche B-2 6.732% - 6.795% (SOFR01M + 1.75%) 2/1/27 •	10,392,308	10,255,192
Clarios Global
TBD 4/17/30 X	6,850,000	6,841,438
8.275% (LIBOR01M + 3.25%) 4/30/26 •	4,400,000	4,398,627

Clear Channel Outdoor Tranche B 8.597% - 8.807% (SOFR01M + 3.61%) 8/21/26 •	6,483,204	6,122,070
Clydesdale Acquisition Holdings Tranche B 9.257% (SOFR01M + 4.28%) 4/13/29 •	4,488,356	4,394,662
CNT Holdings I 2nd Lien 11.709% (SOFR03M + 6.75%) 11/6/28 •	4,288,761	4,090,405
Connect US Finco 8.53% (LIBOR01M + 3.50%) 12/11/26 •	6,384,964	6,359,310
Consolidated Communications Tranche B-1 8.597% (SOFR01M + 3.50%) 10/2/27 •	10,140,820	8,687,306
Coral US-Borrower 7.948% (LIBOR01M + 3.00%) 10/15/29 •	3,424,524	3,379,577
CP Atlas Buyer Tranche B 8.582% (SOFR01M + 3.60%) 11/23/27 •	4,493,113	4,095,598
CSC Holdings
7.448% ((LIBOR01M + 2.50%)) 4/15/27 •	3,421,160	3,038,951
9.39% (SOFR01M + 4.50%) 1/17/28 •	3,626,429	3,340,848

Cumulus Media New Holdings 8.775% (LIBOR01M + 3.75%) 3/31/26 •	4,947,545	4,420,325
Delta Air Lines 8.798% (SOFR03M + 3.75%) 10/20/27 •	4,600,000	4,772,238
Directv Financing 10.025% (LIBOR01M + 5.00%) 8/2/27 •	6,670,916	6,439,869
Electron Bidco 8.097% (SOFR01M + 3.11%) 11/1/28 •	2,943,816	2,920,204
Endo Luxembourg Finance I 14.00% (LIBOR03M + 6.25%) 3/27/28 •	4,239,268	3,123,810
4    NQ-GA [4/23] 6/23 (2965282)

(Unaudited)
		Principalamount°	Value (US $)

Loan Agreements (continued)

Ensemble RCM 8.895% (SOFR03M + 3.85%) 8/3/26 •		0	$ 0
Entegris Tranche B 7.641% - 7.732% (SOFR01M + 2.75%) 7/6/29 •		5,985,000	5,994,977
Epicor Software 2nd Lien 12.832% (SOFR01M + 7.85%) 7/31/28 •		10,905,000	10,908,402
Form Technologies 1st Lien 13.958% (LIBOR03M + 9.00%) 10/22/25 •		5,521,903	4,169,037
Form Technologies Tranche B 9.458% (LIBOR03M + 4.50%) 7/22/25 •		8,801,956	8,185,819
Frontier Communications Tranche B 8.813% (LIBOR01M + 3.75%) 5/1/28 •		8,906,007	8,528,891
Gates Global Tranche B-3 7.582% (SOFR01M + 2.50%) 3/31/27 •		2,726,148	2,722,498
Guardian US Holdco 9.045% (SOFR03M + 4.00%) 1/31/30 •		6,840,000	6,763,050
Hamilton Projects Acquiror 9.659% (LIBOR03M + 4.50%) 6/17/27 •		8,520,173	8,459,313
Heartland Dental
TBD 4/30/25 X		2,500,000	2,425,000
9.982% (SOFR01M + 5.00%) 4/30/25 •		2,481,250	2,406,813

Hexion Holdings 1st Lien 9.454% (SOFR03M + 4.65%) 3/15/29 •		3,225,625	2,901,911
Hexion Holdings 2nd Lien 12.402% (SOFR01M + 7.44%) 3/15/30 •		5,500,000	4,565,000
HUB International 8.728% (SOFR03M + 4.00%) 11/10/29 •		1,960,088	1,959,419
HUB International Tranche B-3 8.414% - 8.511% (LIBOR02M + 3.25%) 4/25/25 •		4,545,744	4,544,121
Hunter Douglas Tranche B-1 8.373% (SOFR03M + 3.50%) 2/26/29 •		2,903,553	2,635,494
INDICOR 9.398% (SOFR03M + 4.50%) 11/22/29 •		9,760,000	9,715,270
INEOS US Finance 8.582% (SOFR01M + 3.50%) 2/18/30 •		2,940,000	2,939,388
Informatica 7.813% (LIBOR01M + 2.75%) 10/27/28 •		1,093,950	1,092,355
Jazz Financing 8.525% (LIBOR01M + 3.50%) 5/5/28 •		3,044,738	3,044,501
Jones DesLauriers Insurance Management 1st Lien
9.27% (CDOR03M + 4.25%) 3/27/28 •	CAD	1,429,084	1,046,880
9.27% (CDOR03M + 4.25%) 3/27/28 •	CAD	149,513	109,527

LSF9 Atlantis Holdings Tranche B 12.148% (SOFR03M + 7.25%) 3/31/29 •		9,770,192	9,627,714
MajorDrive Holdings IV TBD 6/1/28 X		2,935,000	2,864,378
NQ-GA [4/23] 6/23 (2965282)    5

Schedule of investments
Delaware Floating Rate Fund   (Unaudited)
	Principalamount°	Value (US $)

Loan Agreements (continued)

Mamba Purchaser 8.525% (LIBOR01M + 3.50%) 10/16/28 •	2,796,750	$ 2,764,414
Mamba Purchaser 2nd Lien 11.525% (LIBOR01M + 6.50%) 10/15/29 •	950,000	859,750
Medline Borrower 8.275% (LIBOR01M + 3.25%) 10/23/28 •	3,217,500	3,128,819
Mermaid Bidco Tranche B-2 8.296% (LIBOR03M + 3.50%) 12/22/27 •	4,218,530	4,123,614
Michaels Tranche B 9.409% (LIBOR03M + 4.25%) 4/15/28 •	7,431,091	6,832,621
Mileage Plus Holdings 10.213% (LIBOR03M + 5.25%) 6/21/27 •	5,209,650	5,429,758
Naked Juice 2nd Lien 10.898% (SOFR03M + 6.00%) 1/24/30 •	2,000,000	1,546,500
Northwest Fiber Tranche B-2 8.696% (SOFR01M + 3.75%) 4/30/27 •	8,966,015	8,715,711
Numericable U.S. 10.486% (SOFR03M + 5.50%) 8/15/28 •	3,790,407	3,586,673
Olympus Water US Holding
8.938% (LIBOR03M + 3.75%) 11/9/28 •	4,823,950	4,589,988
9.498% (SOFR03M + 4.60%) 11/9/28 •	1,980,000	1,903,275

Parkway Generation Tranche B 9.902% (SOFR03M + 5.01%) 2/16/29 •	4,383,228	4,231,643
Parkway Generation Tranche C 9.902% (SOFR03M + 5.15%) 2/16/29 •	576,403	553,707
Perrigo Investments Tranche B 7.332% (SOFR01M + 2.35%) 4/20/29 •	2,972,525	2,968,809
PetsMart 8.832% (SOFR01M + 3.85%) 2/11/28 •	7,415,579	7,377,841
PG&E Tranche B 8.063% (LIBOR01M + 3.00%) 6/23/25 •	11,904,533	11,913,211
Pilot Travel Centers Tranche B 7.082% (SOFR01M + 2.10%) 8/4/28 •	2,916,948	2,912,847
PMHC II 9.317% (SOFR03M + 4.25%) 4/23/29 •	6,218,750	5,468,184
Pre Paid Legal Services 2nd Lien 12.025% (LIBOR01M + 7.00%) 12/14/29 •	3,780,000	3,364,200
Pretium PKG Holdings 2nd Lien
11.758% (LIBOR03M + 6.75%) 10/1/29 •	1,800,000	1,116,000
11.969% (SOFR03M + 6.75%) 10/1/29 •	1,800,000	1,116,000

Qualtrics Acquireco Tranche B TBD 4/14/30 X	12,235,000	12,196,766
Quikrete Holdings 1st Lien 7.65% (LIBOR01M + 2.63%) 2/1/27 •	1,282,358	1,276,614
RealPage 2nd Lien 11.525% (LIBOR01M + 6.50%) 4/23/29 •	8,500,000	7,963,438
6    NQ-GA [4/23] 6/23 (2965282)

(Unaudited)
	Principalamount°	Value (US $)

Loan Agreements (continued)

Ryan Specialty Group Tranche B-1 8.082% (SOFR01M + 3.10%) 9/1/27 •	1,244,341	$ 1,244,341
Scientific Games International Tranche B 7.981% (SOFR01M + 3.10%) 4/13/29 •	4,455,000	4,455,000
Setanta Aircraft Leasing DAC 7.159% (LIBOR03M + 2.00%) 11/5/28 •	2,771,107	2,766,158
Sinclair Television Group Tranche B-2 7.53% (LIBOR01M + 2.50%) 9/30/26 •	295,105	265,348
Sinclair Television Group Tranche B-3 8.03% (LIBOR01M + 3.00%) 4/1/28 •	726,960	618,598
Sinclair Television Group Tranche B-4 8.832% (SOFR01M + 3.85%) 4/21/29 •	5,955,000	5,017,088
SPX Flow 9.482% (SOFR01M + 4.50%) 4/5/29 •	6,778,424	6,554,946
SS&C Technologies Tranche B-5 6.775% (LIBOR01M + 1.75%) 4/16/25 •	1,612,841	1,611,214
SS&C Technologies Tranche B-6 7.332% (SOFR01M + 2.25%) 3/22/29 •	509,069	507,651
SS&C Technologies Tranche B-7 7.332% (SOFR01M + 2.25%) 3/22/29 •	767,157	765,021
Standard Industries 7.329% (SOFR01M + 2.36%) 9/22/28 •	2,586,295	2,582,915
Staples 9.814% (LIBOR03M + 5.00%) 4/16/26 •	8,227,211	7,446,481
Stars Group Holdings 7.409% (LIBOR03M + 2.25%) 7/21/26 •	2,705,445	2,703,922
Surgery Center Holdings 8.698% (LIBOR01M + 3.75%) 8/31/26 •	4,177,667	4,173,631
Swf Holdings I 9.01% (LIBOR01M + 4.00%) 10/6/28 •	6,009,895	5,080,236
TerraForm Power Operating 7.498% (SOFR03M + 2.60%) 5/21/29 •	8,436,250	8,355,405
Terrier Media Buyer Tranche B 8.659% (LIBOR03M + 3.50%) 12/17/26 •	2,764,753	2,393,239
TK Elevator Midco Gmbh Tranche B 8.602% (LIBOR03M + 3.50%) 7/30/27 •	2,960,221	2,895,235
TransDigm Tranche I 8.148% (SOFR03M + 3.25%) 8/24/28 •	3,372,547	3,375,039
Trinseo Materials Operating 7.025% (LIBOR01M + 2.00%) 9/6/24 •	3,486,877	3,448,273
UKG 2nd Lien 10.472% (LIBOR03M + 5.25%) 5/3/27 •	11,500,000	11,111,875
United Airlines Tranche B 8.77% (LIBOR01M + 3.75%) 4/21/28 •	7,967,845	7,953,902
NQ-GA [4/23] 6/23 (2965282)    7

Schedule of investments
Delaware Floating Rate Fund   (Unaudited)
	Principalamount°	Value (US $)

Loan Agreements (continued)
USI
8.409% (LIBOR03M + 3.25%) 12/2/26 •	5,617,025	$ 5,620,036
8.648% (SOFR03M + 3.75%) 11/22/29 •	2,809,944	2,807,407

USIC Holdings 8.525% (LIBOR01M + 3.50%) 5/12/28 •	3,597,464	3,533,386
USIC Holdings 2nd Lien 11.525% (LIBOR01M + 6.50%) 5/14/29 •	925,000	856,203
Vantage Specialty Chemicals 1st Lien 9.626% (SOFR01M + 4.75%) 10/26/26 •	10,376,190	9,996,349
Viasat 9.597% (SOFR01M + 4.61%) 3/2/29 •	6,089,655	5,906,965
Virgin Media Bristol 8.311% (SOFR03M + 3.35%) 3/31/31 •	3,508,000	3,450,995
Vistra Operations 6.698% - 6.775% (LIBOR01M + 1.75%) 12/31/25 •	2,669,387	2,663,966
White Cap Buyer 8.732% (SOFR01M + 3.75%) 10/19/27 •	6,533,627	6,484,625
Zekelman Industries 7.018% (LIBOR03M + 2.00%) 1/24/27 •	1,980,797	1,963,877
Total Loan Agreements (cost $555,819,481)		547,522,427
	Number of shares
Common Stock — 0.04%
Leisure — 0.04%
Studio City International Holdings ADR †	29,695	220,337
Total Common Stock (cost $89,260)		220,337

Exchange-Traded Fund — 1.79%
Invesco Senior Loan ETF	514,000	10,732,320
Total Exchange-Traded Fund (cost $11,335,677)		10,732,320

Short-Term Investments — 4.94%
Money Market Mutual Funds — 4.94%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.75%)	7,414,272	7,414,272
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.73%)	7,414,272	7,414,272
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.87%)	7,414,272	7,414,272
8    NQ-GA [4/23] 6/23 (2965282)

(Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.78%)	7,414,272	$ 7,414,272
Total Short-Term Investments (cost $29,657,088)		29,657,088
Total Value of Securities—103.22% (cost $628,412,200)		619,429,126

Liabilities Net of Receivables and Other Assets—(3.22%)		(19,340,270)
Net Assets Applicable to 76,213,459 Shares Outstanding—100.00%		$600,088,856
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2023, the aggregate value of Rule 144A securities was $26,529,934, which represents 4.42% of the Fund's net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at April 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2023. Rate will reset at a future date.
‡	Non-income producing security. Security is currently in default.
ψ	Perpetual security. Maturity date represents next call date.
X	This loan will settle after April 30, 2023, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
†	Non-income producing security.
NQ-GA [4/23] 6/23 (2965282)    9

Schedule of investments
Delaware Floating Rate Fund   (Unaudited)
The following foreign currency exchange contracts were outstanding at April 30, 2023:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation
JPMCB	CAD	(1,255,000)	USD	938,400	8/25/23	$9,940
The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The foreign currency exchange contracts presented above represents the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.
Summary of abbreviations:
ADR – American Depositary Receipt
CDOR03M – 3 Month Canadian Dollar Offered Rate
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
ICE – Intercontinental Exchange, Inc.
JPMCB – JPMorgan Chase Bank
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR02M – ICE LIBOR USD 2 Month
LIBOR03M – ICE LIBOR USD 3 Month
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TBD – To be determined
TSFR03M – 3 Month Term Secured Overnight Financing Rate
Summary of currencies:
CAD – Canadian Dollar
USD – US Dollar
10    NQ-GA [4/23] 6/23 (2965282)